10-Q LEASES - Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash outflows for operating leases	$ 85,314	$ 12,279	$ 201,200	$ 48,399
ROU assets obtained in exchange for new lease liabilities	$ 359,352	$ 0	$ 1,782,726	$ 0